CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Predecessor Class A Common Stock	Predecessor Class B Common Stock	Class A Common Stock	Class B Common Stock	Preferred Stock	Common Stock Predecessor Class A Common Stock	Common Stock Predecessor Class B Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)
Balance at beginning of period (in shares) at Dec. 31, 2023						787,598
Balance at beginning of period at Dec. 31, 2023	$ 16,058					$ 43,624	$ 0	$ 0			$ 0	$ (27,566)
Balance at beginning of period (in shares) at Dec. 31, 2023							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,791)											(4,791)
Balance at end of period (in shares) at Mar. 31, 2024						787,598
Balance at end of period at Mar. 31, 2024	11,267					$ 43,624	$ 0	$ 0			0	(32,357)
Balance at end of period (in shares) at Mar. 31, 2024							2,000,000	400,970
Balance at beginning of period (in shares) at Dec. 31, 2023						787,598
Balance at beginning of period at Dec. 31, 2023	16,058					$ 43,624	$ 0	$ 0			0	(27,566)
Balance at beginning of period (in shares) at Dec. 31, 2023							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17,462)
Balance at end of period (in shares) at Sep. 30, 2024						1,158,802
Balance at end of period at Sep. 30, 2024	27,460					$ 72,488	$ 0	$ 0			0	(45,028)
Balance at end of period (in shares) at Sep. 30, 2024							2,000,000	400,970
Balance at beginning of period (in shares) at Mar. 31, 2024						787,598
Balance at beginning of period at Mar. 31, 2024	11,267					$ 43,624	$ 0	$ 0			0	(32,357)
Balance at beginning of period (in shares) at Mar. 31, 2024							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,869)											(5,869)
Balance at end of period (in shares) at Jun. 30, 2024						787,598
Balance at end of period at Jun. 30, 2024	5,398					$ 43,624	$ 0	$ 0			0	(38,226)
Balance at end of period (in shares) at Jun. 30, 2024							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from sale of preferred stock / Issuance of Class A common stock (in shares)						372,257
Net proceeds from sale of preferred stock / Issuance of Class A common stock	28,949					$ 28,949
Redemption of preferred stock (in shares)						(1,053)
Redemption of preferred stock	(85)					$ (85)
Net loss	(6,802)											(6,802)
Balance at end of period (in shares) at Sep. 30, 2024						1,158,802
Balance at end of period at Sep. 30, 2024	27,460					$ 72,488	$ 0	$ 0			0	(45,028)
Balance at end of period (in shares) at Sep. 30, 2024							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,118)											(4,118)
Balance at end of period (in shares) at Dec. 31, 2024						1,158,802
Balance at end of period at Dec. 31, 2024	23,342					$ 72,488	$ 0	$ 0			0	(49,146)
Balance at end of period (in shares) at Dec. 31, 2024		2,000,000	400,970	0	0		2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,749)											(3,749)
Balance at end of period (in shares) at Mar. 31, 2025						1,158,802
Balance at end of period at Mar. 31, 2025	19,593					$ 72,488	$ 0	$ 0			0	(52,895)
Balance at end of period (in shares) at Mar. 31, 2025							2,000,000	400,970
Balance at beginning of period (in shares) at Dec. 31, 2024						1,158,802
Balance at beginning of period at Dec. 31, 2024	23,342					$ 72,488	$ 0	$ 0			0	(49,146)
Balance at beginning of period (in shares) at Dec. 31, 2024		2,000,000	400,970	0	0		2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(26,990)
Balance at end of period (in shares) at Sep. 11, 2025						1,157,564
Balance at end of period at Sep. 11, 2025	(4,148)					$ 71,988	$ 0	$ 0	$ 0	$ 0	0	(76,136)
Balance at end of period (in shares) at Sep. 11, 2025							2,000,000	400,970	0	0
Balance at beginning of period (in shares) at Mar. 31, 2025						1,158,802
Balance at beginning of period at Mar. 31, 2025	19,593					$ 72,488	$ 0	$ 0			0	(52,895)
Balance at beginning of period (in shares) at Mar. 31, 2025							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,875)											(8,875)
Balance at end of period (in shares) at Jun. 30, 2025						1,158,802
Balance at end of period at Jun. 30, 2025	10,718					$ 72,488	$ 0	$ 0			0	(61,770)
Balance at end of period (in shares) at Jun. 30, 2025							2,000,000	400,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of preferred stock (in shares)						(1,238)
Redemption of preferred stock	(500)					$ (500)
Net loss	(14,366)											(14,366)
Balance at end of period (in shares) at Sep. 11, 2025						1,157,564
Balance at end of period at Sep. 11, 2025	(4,148)					$ 71,988	$ 0	$ 0	$ 0	$ 0	0	(76,136)
Balance at end of period (in shares) at Sep. 11, 2025							2,000,000	400,970	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Predecessor shares for Strive, Inc. Class B common stock (in shares)						(1,157,564)	(2,000,000)	(400,970)		248,911,564
Conversion of Predecessor shares for Strive, Inc. Class B common stock	0					$ (71,988)				$ 249	71,739
Business combination with Asset Entities Inc. (in shares)									16,624,395
Business combination with Asset Entities Inc.	141,140								$ 17		141,123
Share-based compensation expense	16,294										16,294
Net proceeds from sale of preferred stock / Issuance of Class A common stock (in shares)									359,162,900
Net proceeds from sale of preferred stock / Issuance of Class A common stock	548,379								$ 359		548,020
Issuance of pre-funded warrants	283,170										283,170
Exercise of warrants (in shares)									42,154,211
Exercise of warrants	13,000								$ 42		12,958
Conversions of Class B common stock to Class A common stock (in shares)									30,876,091	(30,876,091)
Conversions of Class B common stock to Class A common stock	0								$ 31	$ (31)
Share-based transaction costs	2,936										2,936
Issuance costs	(29,055)										(29,055)
Net loss	$ (192,287)											(192,287)
Balance at end of period (in shares) at Sep. 30, 2025	0					0
Balance at end of period at Sep. 30, 2025	$ 779,429					$ 0	$ 0	$ 0	$ 449	$ 218	$ 1,047,185	$ (268,423)
Balance at end of period (in shares) at Sep. 30, 2025		0	0	448,817,597	218,035,473		0	0	448,817,597	218,035,473